Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rate Forgiveness [Member] | Residential Real Estate Mortgage [Member]
Real estate- mortgage:
Number of Contracts		7	2
Rate Forgiveness [Member] | Commercial Real Estate Mortgage [Member]
Real estate- mortgage:
Number of Contracts		2
Rate Forgiveness [Member] | Consumer Installment [Member]
Real estate- mortgage:
Number of Contracts	1
Rate Forgiveness [Member] | Commercial and Industrial [Member]
Real estate- mortgage:
Number of Contracts		6	1
Other Restructurings [Member] | Residential Real Estate Mortgage [Member]
Real estate- mortgage:
Number of Contracts	3		7
Other Restructurings [Member] | Commercial Real Estate Mortgage [Member]
Real estate- mortgage:
Number of Contracts	1		1
Other Restructurings [Member] | Consumer Installment [Member]
Real estate- mortgage:
Number of Contracts			2
Other Restructurings [Member] | Commercial and Industrial [Member]
Real estate- mortgage:
Number of Contracts		1	12
Residential Real Estate Mortgage [Member]
Real estate- mortgage:
Number of Contracts	3	7	9
Pre-Modification Outstanding Recorded Investment (in Dollars)	$ 140	$ 784	$ 921
Commercial Real Estate Mortgage [Member]
Real estate- mortgage:
Number of Contracts	1	2	1
Pre-Modification Outstanding Recorded Investment (in Dollars)	48	834	156
Consumer Installment [Member]
Real estate- mortgage:
Number of Contracts	1		2
Pre-Modification Outstanding Recorded Investment (in Dollars)	6		11
Commercial and Industrial [Member]
Real estate- mortgage:
Number of Contracts		7	13
Pre-Modification Outstanding Recorded Investment (in Dollars)		$ 1,264	$ 489